Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net equity
Balance at beginning of period	134,682,256	134,412,014
Share based compensation	(2,850)	270,242
Class B converted to class A	(100,000)	0
Balance at end of period	134,579,406	134,682,256
Beginning at amount of share capital	$ 7
Ending at amount of share capital	7	$ 7
Share capital
Net equity
Beginning at amount of share capital	7	7
Share based compensation	0	0
Ending at amount of share capital	$ 7	$ 7
Class A common shares
Net equity
Balance at beginning of period	22,498,572	21,365,297
Share based compensation	(2,850)	270,242
Class B converted to class A	1,307,114	863,033
Balance at end of period	23,802,836	22,498,572
Class B common shares
Net equity
Balance at beginning of period	112,183,684	113,046,717
Share based compensation	0	0
Class B converted to class A	(1,407,114)	(863,033)
Balance at end of period	110,776,570	112,183,684